DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Commitments to originate loan
Mortgage loan commitments
Derivatives amount	$ 8,171,000	$ 2,825,000
Forward commitments
Mortgage loan commitments
Derivatives amount	$ 10,777,000	$ 3,594,000